INCOME TAXES (Summary of Income Tax Examinations) (Details)	12 Months Ended
Dec. 31, 2015
Indonesia [Member]
Income Tax Examination [Line Items]
Income Tax Examination, Year under Examination	2014
Peru [Member]
Income Tax Examination [Line Items]
Income Tax Examination, Year under Examination	2011
Minimum [Member] | U.S. Federal [Member]
Income Tax Examination [Line Items]
Income Tax Examination, Year under Examination	2007
Additional Open Years Subject To Income Tax Examination	2014
Minimum [Member] | Indonesia [Member]
Income Tax Examination [Line Items]
Additional Open Years Subject To Income Tax Examination	2013
Minimum [Member] | Peru [Member]
Income Tax Examination [Line Items]
Additional Open Years Subject To Income Tax Examination	2012
Minimum [Member] | Chile [Member]
Income Tax Examination [Line Items]
Income Tax Examination, Year under Examination	2013
Additional Open Years Subject To Income Tax Examination	2015
Minimum [Member] | DRC [Member]
Income Tax Examination [Line Items]
Additional Open Years Subject To Income Tax Examination	2013
Maximum [Member] | U.S. Federal [Member]
Income Tax Examination [Line Items]
Income Tax Examination, Year under Examination	2013
Additional Open Years Subject To Income Tax Examination	2015
Maximum [Member] | Indonesia [Member]
Income Tax Examination [Line Items]
Additional Open Years Subject To Income Tax Examination	2015
Maximum [Member] | Peru [Member]
Income Tax Examination [Line Items]
Additional Open Years Subject To Income Tax Examination	2015
Maximum [Member] | Chile [Member]
Income Tax Examination [Line Items]
Income Tax Examination, Year under Examination	2014
Maximum [Member] | DRC [Member]
Income Tax Examination [Line Items]
Additional Open Years Subject To Income Tax Examination	2015
Period 1 [Member] | Minimum [Member] | Indonesia [Member]
Income Tax Examination [Line Items]
Income Tax Examination, Year under Examination	2007
Period 1 [Member] | Maximum [Member] | Indonesia [Member]
Income Tax Examination [Line Items]
Income Tax Examination, Year under Examination	2008
Period 2 [Member] | Minimum [Member] | Indonesia [Member]
Income Tax Examination [Line Items]
Income Tax Examination, Year under Examination	2011
Period 2 [Member] | Maximum [Member] | Indonesia [Member]
Income Tax Examination [Line Items]
Income Tax Examination, Year under Examination	2012